SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥)	Sep. 01, 2018 CNY (¥)
Revenue Recognition
Practical expedient, incremental cost	true	true
Revenue	$ 358,247	¥ 2,563,005	¥ 1,718,871	¥ 1,328,367
Refund liabilities	2,832				¥ 20,259
Contract liabilities	213,737				1,529,137
Retained earnings	$ 66,022		¥ 231,036		472,339	¥ 231,240
Balance without adoption of Topic 606
Revenue Recognition
Revenue		2,553,238
Contract liabilities					1,549,396
Retained earnings						231,036
Effect change higher/(lower)
Revenue Recognition
Revenue		¥ 9,767
Refund liabilities					20,259
Contract liabilities					¥ (20,259)
Retained earnings						¥ 204